Consolidated statement of financial position - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019
Non-current assets
Goodwill	£ 6,233	£ 5,869
Other intangible assets	1,295	1,084
Property, plant and equipment	48,770	43,913
Other non-current assets	354	264
Pension assets	1,849	1,567
Financial and other investments	543	667
Investments in joint ventures and associates	995	608
Derivative financial assets	1,249	1,045
Total non-current assets	61,288	55,017
Current assets
Inventories and current intangible assets	549	370
Trade and other receivables	2,986	3,153
Current tax assets	102	126
Financial and other investments	1,998	1,981
Derivative financial assets	93	108
Cash and cash equivalents	73	252
Assets held for sale	0	1,956
Total current assets	5,801	7,946
Total assets	67,089	62,963
Current liabilities
Borrowings	(4,072)	(4,472)
Derivative financial liabilities	(380)	(350)
Trade and other payables	(3,602)	(3,769)
Contract liabilities	(76)	(61)
Current tax liabilities	(86)	(161)
Provisions	(348)	(316)
Total current liabilities	(8,564)	(9,129)
Non-current liabilities
Borrowings	(26,722)	(24,258)
Derivative financial liabilities	(954)	(833)
Other non-current liabilities	(891)	(808)
Contract liabilities	(1,082)	(933)
Deferred tax liabilities	(4,184)	(3,965)
Pensions and other post-retirement benefit obligations	(2,802)	(1,785)
Provisions	(2,306)	(1,883)
Total non-current liabilities	(38,941)	(34,465)
Total liabilities	(47,505)	(43,594)
Net assets (liabilities)	19,584	19,369
Equity
Share capital	470	458
Share premium account	1,301	1,314
Retained earnings	21,710	21,814
Other equity reserves	(3,919)	(4,237)
Total shareholders’ equity	19,562	19,349
Non-controlling interests	22	20
Total equity	£ 19,584	£ 19,369